LEASES, COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
LEASES, COMMITMENTS AND CONTINGENCIES
14. LEASES, COMMITMENTS AND CONTINGENCIES

On August 4, 2011, the Company entered into a lease for office space of approximately 4,168 square feet in Flemington, New Jersey (the “Flemington Lease”). The lease commencement date was November 17, 2011, with lease payments beginning in February 2012.  The lease expiration date is three years from the rent commencement date.  The Company provided a cash security deposit of $10,455, or two months’ base rent.  On June 17, 2014, the Company entered into an amendment to the lease extending expiration until January 31, 2018. The Company is also responsible for payment of its share of common area maintenance costs and taxes. The aggregate remaining minimum future payments under the Flemington Lease at December 31, 2014 are approximately $199,386 including common area maintenance charges and taxes. The Flemington Lease contains a three-month free rent period and annual escalations, as such, the Company accounts for rent expense on a straight-line basis. The Company recognized $84,833 and $81,081 in rent expense for the Flemington Lease for the years ended December 31, 2014 and 2013, respectively.

Future minimum lease payments under operating leases as of December 31, 2014 are as follows:

2015	$62,885
2016	64,430
2017	66,514
2018	5,557
Total future minimum lease payments	$199,386

On November 19, 2014, the Company entered into a lease for office equipment. The lease commencement date was November 25, 2014, with lease payments beginning in December 2014.  The lease has an initial term of three years and cannot be cancelled or terminated prior to the end of the initial lease term. After the end of the initial term the company can either enter into a new lease, purchase the equipment or return the equipment. The office equipment lease is classified as a capital lease.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2014 are as follows;

2015	$4,778
2016	4,778
2017	4,380
Total net future minimum lease payments	13,936

Less: Amount representing interest	(2,691)

Present value of net minimum lease payments	$11,245

On October 29, 2013, in connection with the entry into the 2013 Purchase Agreement, the Company entered into an agreement (the “OPKO Agreement”) with OPKO Health, Inc. (“OPKO”) and Frost Group, LLC (“Frost Group”). Under the terms of the OPKO Agreement, as an inducement to the participation by OPKO and Frost Group (or its affiliates and associates) in the purchase and sale of the Units under the Purchase Agreement, the Company granted OPKO with the following rights, so long as OPKO continues to hold at least 3% of the total number of outstanding shares of the Company’s common stock, determined on a fully-diluted basis (i.e., assuming the issuance of all shares underlying outstanding options, warrants and other rights to acquire common stock): (1) OPKO shall have the right to appoint a non-voting observer to attend all meetings of the Company’s Board of Directors, provided that such appointee enters into a confidentiality agreement with the Company and shall be subject to all applicable Company policies; and (2) OPKO shall have a right of first negotiation that provides it with exclusive rights to negotiate with the company for a 45-day period regarding any potential strategic transactions that the Company’s Board of Directors elects to pursue.

The Company has entered into various contracts with third parties in connection with the development of the licensed technology described in Note 6.

The aggregate minimum commitment under these contracts as of December 31, 2014 is approximately $7.3 million, all expected to be due during 2015 and 2016.

In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. Further, the Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The Company’s maximum exposure under these arrangements is unknown as of December 31, 2014. The Company does not anticipate recognizing any significant losses relating to these arrangements.